Related party transactions and balances	12 Months Ended
Dec. 31, 2021
Related party transactions and balances

24.	Related party transactions and balances

The Company’s key management personnel have authority and responsibility for overseeing, planning, directing and controlling the activities of the Company. Key management personnel include members of the Board of Directors, Chief Executive Officer, Chief Operating Officer, Chief Financial Officer, Chief Corporate Officer, President and former esports President. Compensation of key management personnel may include short-term and long-term benefits. Short-term benefits include salaries and bonuses. Share-based compensation includes the fair value of stock options and restricted share units vested during the period.

Compensation provided to key management during the year ended December 31, 2021 and December 31, 2020 is as follows:

	December 31, 2021	December 31, 2020
Short-term benefits	$2,777,723	$1,771,299
Share-based compensation	13,810,779	737,308
	$16,588,502	$2,508,607

A summary of other related party transactions during the year ended December 31, 2021 and December 31, 2020 is as follows:

	December 31, 2021	December 31, 2020
Total transactions during the year:
Revenue	$839,933	$2,386,929
Cost of sales	41,109	55,928
Expenses
Consulting fees	938,940	2,426,990
Advertising and promotion	-	338,838
Interest and accretion	282,838	323,841
Loss on settlement of vendor-take-back loan	316,241	-
Share of loss from investment in associates and joint ventures	266,641	2,057,135

A summary of related party balances at as December 31, 2021 and December 31, 2020 is as follows:

	December 31, 2021	December 31, 2020
Balances receivable (payable):
Investment in associates and joint ventures	$885,269	$1,026,909
Trade and other receivables	3,734,410	4,651,059
Loans receivable	125,995	148,660
Accounts payable and accrued liabilities	(382,794)	(686,480)
Contract liabilities	(55,434)	(72,343)
Vendor-take-back loan	-	(5,559,250)

On August 27, 2019, the Company entered into a Management Services Agreement (the “Management SA”) with AIG eSports LP, a related party by nature of it being under the control or direction of the Chairman of the Company, as well as a Master Services Agreement (the “Master SA”) with Vancouver Arena Limited Partnership, a related party by nature of it being under the control or direction of the Chairman of Company (collectively, the “MSAs”). Pursuant to the Management SA, the Company is to provide a series of esports management services for a base compensation of $100,000 per month, plus an annual amount of USD $250,000, as well as other additional amounts receivable upon certain milestones relating to the performance of the esports teams under management. Pursuant to the Master SA, the Company receives a range of marketing and consulting services at a cost of $100,000 per month, as well as certain other costs payable upon certain milestones relating to third-party revenues generated by the Company relating to the Master SA services. The MSAs had a retroactive effective date of September 7, 2018, and contain payment-in-kind provisions whereas either party may, at its discretion, satisfy its amounts payable through the provision of its respective services. On April 1, 2021, the Management SA with AIG eSports LP and Master SA with Vancouver Arena Limited Partnership was terminated. During the year ended December 31, 2021, the Company recognized management revenue of $379,125 (December 31, 2020 - $1,535,331) relating to the Management SA, and recognized consulting expenses of $379,125 (December 31, 2020 - $2,080,216) relating to the Master SA. As at December 31, 2021, a balance of $452,730 (December 31, 2020 - $422,642) is included in trade and other receivables.

On April 6, 2020, the Company entered into an Exchange of Marketing Rights and Benefits Agreement with AIG eSports LP and Surge eSports LLC, related parties by nature of them being under the control or direction of the Chairman of the Company. Pursuant to the Exchange of Marketing Rights and Benefits Agreement the Company is to provide media advertising for AIG eSports LP and Surge eSports LLC sponsors and AIG eSports LP and Surge eSports LLC is to provide advertising for the Company. During the year ended December 31, 2021, the Company recognized media advertising revenue of $16,578 (December 31, 2020 - $206,940) and recognized advertising and promotional expense of $Nil (December 31, 2020 - $277,338) relating to the Exchange of Marketing Rights and Benefits Agreement. As at December 31, 2021, a balance of $55,434 (December 31, 2020 - $72,343) is included in contract liabilities for media advertising services to be provided by the Company to AIG eSports and Surge eSports LLC.

During the year ended December 31, 2021, the Company recognized cost of sales of $Nil (December 31, 2020 - $30,136) from AIG eSport LP and $Nil (December 31, 2020 - $25,792) from Surge eSports LLC respectively relating to team sponsorship fees. As at December 31, 2021, a balance of $29,952 (December 31, 2020 - $30,079) and $24,427 (December 31, 2020 - $24,531) is due to AIG eSports LP and Surge eSports LLC, respectively, which is included in accounts payable and accrued liabilities.

As at December 31, 2021, trade and other receivables include $3,225,177 (December 31, 2020 - $3,238,915) of amounts advanced to Surge eSports LLC, a related party by nature of it being under the control or direction of the Chairman of the Company. The Company intends to apply these advances against future share subscriptions in Surge eSports LLC. The advances are non-interest bearing and are receivable if the Company does not obtain share subscriptions in Surge eSports LLC.

On August 30, 2020, the Company completed the acquisition of Omnia (Note 5), following the acquisition Blue Ant and its affiliated companies are related parties to the Company. As of July 19, 2021, Blue Ant holds less than 10% of the issued outstanding common shares of the Company and is no longer a related party of the Company. On July 19, 2021, Robb Chase, chief financial officer of Blue Ant, resigned from the Board of Directors of the Company. During the period from January 1, 2021 to July 19, 2021, the Company earned media revenue of $394,373 (August 31, 2020 to December 31, 2020 - $644,658) from Blue Ant and its affiliated companies and incurred cost of sales of $41,109 (August 31, 2020 to December 31, 2020 - $Nil). As at December 31, 2020, the Company had trade and other receivables of $741,403 due from Blue Ant and its affiliated companies. As at December 31, 2020, the Company had accounts payable and accrued liabilities of $380,152 due to Blue Ant and its affiliated companies. See Note 18 for information relating to the VTB loan payable to Blue Ant.

During the year ended December 31, 2021, the Company recognized consulting expenses of $75,012 (December 31, 2020 - $73,916) to Rivonia Capital Inc., a company in which a director of the Company is a principal. As at December 31, 2021, a balance of $7,063 (December 31, 2020 - $14,012) is included in account payable and accrued liabilities.

During the year ended December 31, 2021, the Company recognized consulting expenses of $74,253 (December 31, 2020 - $Nil) to Franchise Agency LLC, an agency which represents a director of the Company. As at December 31, 2021, a balance of $55,654 (December 31, 2020 - $Nil) is included in account payable and accrued liabilities.

During the year ended December 31, 2021 the Company recognized $410,550 (December 31, 2020 - $272,858) in consulting fees relating to Board of Director and committee fees to certain directors. As at December 31, 2021, a balance of $265,698 (December 31, 2020 - $237,706) is included in account payable and accrued liabilities.

During the year ended December 31, 2021 the Company earned media revenue of $49,857 (December 31, 2020 - $Nil) from AFK Media, a related party by nature of it having common management as the Company. As at December 31, 2021, a balance of $56,503 (December 31, 2020 - $Nil) is included in trade and other receivables.

During the years ended December 31, 2021, the Company recognized advertising and promotion expense of $Nil (December 31, 2020 - $61,500) to MKTG Canada Inc., a company in which a director of the Company was the chief executive officer.

As at December 31, 2021, the Company has other receivables due from the Chief Corporate Officer of $Nil (December 31, 2020 - $248,099) relating to proceeds receivable for warrant exercises and withholding taxes receivable for stock option exercises.

As at December 31, 2021, the Company has loans receivable due from the President and Chief Corporate Officer of $80,297 (December 31, 2020 - $96,004) and $45,698 (December 31, 2020 - $52,656) respectively. The loans receivable are non-interest bearing and due on demand.

See Note 8 for information relating to an investment in associates controlled by a related party.

See Note 8 for information relating to an investment in joint under common management as the Company.

See Note 21 for information relating to stock options issued to officers and directors of the Company.

See Note 22 for information relating to restricted share units issued to officers and directors of the Company.